Financial risk management - Classification and fair values (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	$ 2,856	$ 2,293
Fair value, Total assets	2,856	2,293
Total liabilities	(12,032)	(12,261)
Fair value, Total liabilities	(12,196)	(12,159)
Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(5)	(18)
Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(12,027)	(12,243)
Trade and other payables
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(975)	(1,163)
Fair value, Total liabilities	(975)	(1,163)
Trade and other payables | Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	0	0
Trade and other payables | Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(975)	(1,163)
Non-current payables
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(36)	(45)
Fair value, Total liabilities	(36)	(45)
Non-current payables | Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	0	0
Non-current payables | Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(36)	(45)
Commodity derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(5)	(18)
Fair value, Total liabilities	(5)	(18)
Commodity derivatives | Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(5)	(18)
Commodity derivatives | Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	0	0
Lease liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(376)
Fair value, Total liabilities	(376)
Lease liabilities | Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	0
Lease liabilities | Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(376)
Borrowings
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(10,640)	(11,035)
Fair value, Total liabilities	(10,804)	(10,933)
Borrowings | Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	0	0
Borrowings | Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities		(11,035)
Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	1,291	783
Fair value, Total assets	1,291	783
Current and non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	1,408	1,469
Fair value, Total assets	1,408	1,469
Commodity derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	1	1
Fair value, Total assets	1	1
Interest rate swap derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	7	28
Fair value, Total assets	7	28
Embedded derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	149	12
Fair value, Total assets	149	12
Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	157	41
Fair value through profit or loss | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	0	0
Fair value through profit or loss | Current and non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	0	0
Fair value through profit or loss | Commodity derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	1	1
Fair value through profit or loss | Interest rate swap derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	7	28
Fair value through profit or loss | Embedded derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	149	12
Cash, loans and receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	2,699	2,252
Cash, loans and receivables | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	1,291	783
Cash, loans and receivables | Current and non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	$ 1,408	$ 1,469